Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accumulated depreciation of property and equipment	$ 4,238	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1	0
Preferred stock, shares outstanding	1	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	195,000,000	195,000,000
Common stock, shares issued	55,066,855	27,208,356
Common stock, shares outstanding	55,066,855	27,208,356
Convertible Notes Payable [Member]
Debt discount	$ 370,923	$ 282,144
Loans Payable to Related Parties [Member]
Debt discount	0	69,126
Long-term Convertible Notes Payable [Member]
Debt discount	$ 78,482	$ 0